WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
SCHEDULE OF FAIR VALUE OF THE WARRANTS	The assumptions used to determine the fair value of the Warrants as follows:
Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%

SCHEDULE OF WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2022	—	—	—	-
Issued	5,000,000	$0.50	1.75	-
Cancelled	—	$—	—	-
Exercised	—	$—	—	-
Outstanding, December 31, 2023	5,000,000	$0.50	1.25	$—